Shareholder Report, Holdings (Details)	Jun. 30, 2026
Schwab Prime Advantage Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%
Schwab Prime Advantage Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Prime Advantage Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab Prime Advantage Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Schwab Prime Advantage Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Schwab Prime Advantage Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab Prime Advantage Money Fund - Investor Shares | Repurchase Agreements Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Prime Advantage Money Fund - Investor Shares | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Schwab Prime Advantage Money Fund - Investor Shares | Commercial Paper Asset Backed [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Schwab Prime Advantage Money Fund - Investor Shares | Commercial Paper Financial Company [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Schwab Prime Advantage Money Fund - Investor Shares | Commercial Paper Non-Financial Company [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Prime Advantage Money Fund - Investor Shares | Non-Negotiable Time Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Schwab Prime Advantage Money Fund - Investor Shares | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Prime Advantage Money Fund - Investor Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%
Schwab Prime Advantage Money Fund - Investor Shares | Repurchase Agreements U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Schwab Prime Advantage Money Fund - Investor Shares | Repurchase Agreements U.S. Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
Schwab Prime Advantage Money Fund - Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Schwab Prime Advantage Money Fund - Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Schwab Prime Advantage Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%
Schwab Prime Advantage Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Prime Advantage Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab Prime Advantage Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Schwab Prime Advantage Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Schwab Prime Advantage Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab Prime Advantage Money Fund - Ultra Shares | Repurchase Agreements Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Prime Advantage Money Fund - Ultra Shares | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Schwab Prime Advantage Money Fund - Ultra Shares | Commercial Paper Asset Backed [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Schwab Prime Advantage Money Fund - Ultra Shares | Commercial Paper Financial Company [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Schwab Prime Advantage Money Fund - Ultra Shares | Commercial Paper Non-Financial Company [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Prime Advantage Money Fund - Ultra Shares | Non-Negotiable Time Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Schwab Prime Advantage Money Fund - Ultra Shares | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Prime Advantage Money Fund - Ultra Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%
Schwab Prime Advantage Money Fund - Ultra Shares | Repurchase Agreements U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Schwab Prime Advantage Money Fund - Ultra Shares | Repurchase Agreements U.S. Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
Schwab Prime Advantage Money Fund - Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Schwab Prime Advantage Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Schwab Government Money Fund - Sweep Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	78.10%
Schwab Government Money Fund - Sweep Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab Government Money Fund - Sweep Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Government Money Fund - Sweep Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Government Money Fund - Sweep Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Government Money Fund - Sweep Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Schwab Government Money Fund - Sweep Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	62.60%
Schwab Government Money Fund - Sweep Shares | Repurchase Agreements U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
Schwab Government Money Fund - Sweep Shares | Repurchase Agreements U.S. Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
Schwab Government Money Fund - Sweep Shares | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
Schwab Government Money Fund - Sweep Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Schwab Government Money Fund - Sweep Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Government Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	78.10%
Schwab Government Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab Government Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Government Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Government Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Government Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Schwab Government Money Fund - Investor Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	62.60%
Schwab Government Money Fund - Investor Shares | Repurchase Agreements U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
Schwab Government Money Fund - Investor Shares | Repurchase Agreements U.S. Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
Schwab Government Money Fund - Investor Shares | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
Schwab Government Money Fund - Investor Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Schwab Government Money Fund - Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Government Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	78.10%
Schwab Government Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab Government Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Government Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Government Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Government Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Schwab Government Money Fund - Ultra Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	62.60%
Schwab Government Money Fund - Ultra Shares | Repurchase Agreements U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
Schwab Government Money Fund - Ultra Shares | Repurchase Agreements U.S. Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
Schwab Government Money Fund - Ultra Shares | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
Schwab Government Money Fund - Ultra Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Schwab Government Money Fund - Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab U.S. Treasury Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Schwab U.S. Treasury Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
Schwab U.S. Treasury Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
Schwab U.S. Treasury Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab U.S. Treasury Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Schwab U.S. Treasury Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Schwab U.S. Treasury Money Fund - Investor Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab U.S. Treasury Money Fund - Ultra Shares [Member] | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Schwab U.S. Treasury Money Fund - Ultra Shares [Member] | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
Schwab U.S. Treasury Money Fund - Ultra Shares [Member] | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
Schwab U.S. Treasury Money Fund - Ultra Shares [Member] | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab U.S. Treasury Money Fund - Ultra Shares [Member] | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Schwab U.S. Treasury Money Fund - Ultra Shares [Member] | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Schwab U.S. Treasury Money Fund - Ultra Shares [Member] | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab Treasury Obligations Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	77.40%
Schwab Treasury Obligations Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab Treasury Obligations Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Treasury Obligations Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Schwab Treasury Obligations Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab Treasury Obligations Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Schwab Treasury Obligations Money Fund - Investor Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%
Schwab Treasury Obligations Money Fund - Investor Shares | Repurchase Agreements U.S. Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%
Schwab Treasury Obligations Money Fund - Investor Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%
Schwab Treasury Obligations Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	77.40%
Schwab Treasury Obligations Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab Treasury Obligations Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Treasury Obligations Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Schwab Treasury Obligations Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab Treasury Obligations Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Schwab Treasury Obligations Money Fund - Ultra Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%
Schwab Treasury Obligations Money Fund - Ultra Shares | Repurchase Agreements U.S. Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%
Schwab Treasury Obligations Money Fund - Ultra Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%
Schwab Retirement Government Money Fund | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	81.00%
Schwab Retirement Government Money Fund | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Schwab Retirement Government Money Fund | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Retirement Government Money Fund | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Retirement Government Money Fund | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab Retirement Government Money Fund | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Schwab Retirement Government Money Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	60.20%
Schwab Retirement Government Money Fund | Repurchase Agreements U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
Schwab Retirement Government Money Fund | Repurchase Agreements U.S. Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
Schwab Retirement Government Money Fund | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Schwab Retirement Government Money Fund | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Schwab Retirement Government Money Fund | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab Municipal Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	72.30%
Schwab Municipal Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Schwab Municipal Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab Municipal Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab Municipal Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Municipal Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Municipal Money Fund - Investor Shares | FLORIDA
Holdings [Line Items]
Percent of Total Investments	5.10%
Schwab Municipal Money Fund - Investor Shares | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab Municipal Money Fund - Investor Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	20.60%
Schwab Municipal Money Fund - Investor Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	10.40%
Schwab Municipal Money Fund - Investor Shares | Multiple States [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Schwab Municipal Money Fund - Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
Schwab Municipal Money Fund - Investor Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
Schwab Municipal Money Fund - Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Schwab Municipal Money Fund - Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Schwab Municipal Money Fund - Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Schwab Municipal Money Fund - Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab Municipal Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	72.30%
Schwab Municipal Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Schwab Municipal Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab Municipal Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab Municipal Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Municipal Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Municipal Money Fund - Ultra Shares | FLORIDA
Holdings [Line Items]
Percent of Total Investments	5.10%
Schwab Municipal Money Fund - Ultra Shares | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab Municipal Money Fund - Ultra Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	20.60%
Schwab Municipal Money Fund - Ultra Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	10.40%
Schwab Municipal Money Fund - Ultra Shares | Multiple States [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Schwab Municipal Money Fund - Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
Schwab Municipal Money Fund - Ultra Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
Schwab Municipal Money Fund - Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Schwab Municipal Money Fund - Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Schwab Municipal Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Schwab Municipal Money Fund - Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab AMT Tax-Free Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%
Schwab AMT Tax-Free Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab AMT Tax-Free Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Schwab AMT Tax-Free Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab AMT Tax-Free Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Schwab AMT Tax-Free Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab AMT Tax-Free Money Fund - Investor Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	22.00%
Schwab AMT Tax-Free Money Fund - Investor Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	8.80%
Schwab AMT Tax-Free Money Fund - Investor Shares | Multiple States [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Schwab AMT Tax-Free Money Fund - Investor Shares | ALABAMA
Holdings [Line Items]
Percent of Total Investments	4.90%
Schwab AMT Tax-Free Money Fund - Investor Shares | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	4.50%
Schwab AMT Tax-Free Money Fund - Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%
Schwab AMT Tax-Free Money Fund - Investor Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
Schwab AMT Tax-Free Money Fund - Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Schwab AMT Tax-Free Money Fund - Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Schwab AMT Tax-Free Money Fund - Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
Schwab AMT Tax-Free Money Fund - Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab AMT Tax-Free Money Fund - Ultra Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	22.00%
Schwab AMT Tax-Free Money Fund - Ultra Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	8.80%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Multiple States [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Schwab AMT Tax-Free Money Fund - Ultra Shares | ALABAMA
Holdings [Line Items]
Percent of Total Investments	4.90%
Schwab AMT Tax-Free Money Fund - Ultra Shares | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	4.50%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab California Municipal Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%
Schwab California Municipal Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Schwab California Municipal Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Schwab California Municipal Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab California Municipal Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab California Municipal Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Schwab California Municipal Money Fund - Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Schwab California Municipal Money Fund - Investor Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
Schwab California Municipal Money Fund - Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab California Municipal Money Fund - Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Schwab California Municipal Money Fund - Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
Schwab California Municipal Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%
Schwab California Municipal Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Schwab California Municipal Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Schwab California Municipal Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab California Municipal Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab California Municipal Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Schwab California Municipal Money Fund - Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Schwab California Municipal Money Fund - Ultra Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
Schwab California Municipal Money Fund - Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab California Municipal Money Fund - Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Schwab California Municipal Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
Schwab New York Municipal Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	82.90%
Schwab New York Municipal Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab New York Municipal Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Schwab New York Municipal Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Schwab New York Municipal Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab New York Municipal Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab New York Municipal Money Fund - Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
Schwab New York Municipal Money Fund - Investor Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
Schwab New York Municipal Money Fund - Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Schwab New York Municipal Money Fund - Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Schwab New York Municipal Money Fund - Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab New York Municipal Money Fund - Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab New York Municipal Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	82.90%
Schwab New York Municipal Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab New York Municipal Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Schwab New York Municipal Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Schwab New York Municipal Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab New York Municipal Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab New York Municipal Money Fund - Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
Schwab New York Municipal Money Fund - Ultra Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
Schwab New York Municipal Money Fund - Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Schwab New York Municipal Money Fund - Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Schwab New York Municipal Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab New York Municipal Money Fund - Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%